Redacted ID	LOANID	LOANID2	SLOANID	Final Current Event Level	Current Exceptions	Servicing Comments	Status Date	Last Action Date per Servicer
736244672	XXXX	XXXX	XXXX	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Customer called in to make payment of $X.XX was successfully submitted for processing.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	08/14/2025
736244673	XXXX	XXXX	XXXX	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in told bankruptcy is over and still have file on bankruptcy borrower has sent court notice and the process was supposed to be done but its still active. Borrower is escalated this to supervisor and opened task.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.  As per comment dated XX/XX/XXXX bankruptcy case#XXX  terminated on XX/XX/XXXX
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	08/13/2025
736244676	XXXX	XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  SII confirmed was calling in to make a payment in the amount of $X.XX has been successfully submitted and will debut on or after XX/XX/XXXX.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Bankruptcy was discharged on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	08/01/2025
736244710	XXXX	XXXX	XXXX	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called for receiving assistance with the monthly payment. Agent sent them the forms for Uniform Borrower Assistance Form.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	08/11/2025
736244733	XXXX	XXXX	XXXX	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in to see if they can get a Heloc with XXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	06/28/2025
736244734	XXXX	XXXX	XXXX	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Servicer called the borrower and borrower confirmed will be able to make payment by end of the month. Agent scheduled the payment for XX/XX/XXXX in the amount of $X.XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	08/13/2025
736244743	XXXX	XXXX	XXXX	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called to remove Private mortgage Insurance. Borrower refused to answer questions about insurance and declined Automated clearing house. Servicer informed the borrower about Private mortgage Insurance and explained the process to request its removal.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	08/08/2025
736244757	XXXX	XXXX	XXXX	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in to check the status of the copy of not request that was mailed out.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XX/XX/XXXX.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Comment dated XX/XX/XXXX borrower indicates made a payment in March was returned due to bank account was frozen advised request for a payment history borrower refuses questions on the account do not want any assistance will bring account current on own. Comment dated XX/XX/XXXX payment from XX/XXXX was retuned unpaid but the reversal was delayed. The reversal has now completed and the loan due date is accurate.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	08/11/2025
736244774	XXXX	XXXX	XXXX	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in to check the status of the account and wanted to go with the insurance company and was advised ca get own insurance as can be more expensive,.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Comment dated XX/XX/XXXX indicate that there is a damage to the property due to XXX and no evidence of 100% inspection been done or been repaired.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	06/04/2025
736244786	XXXX	XXXX	XXXX	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Called to borrower regarding payment. Payment changes updated for the pending payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	08/04/2025
736244806	XXXX	XXXX	XXXX	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Spoke with borrower and informed the inspection came back as 100% and advice to allow the 3 to 5 business days for processing the final draw check for $X.XX and sent to borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	07/15/2025
736244970	XXXX	XXXX	XXXX	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in to check status of the XX/XXXX payment. Advised to borrower payment scheduled for XX/XX/XXXX in the amount of $X.XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  As per the comment dated XX/XX/XXXX borrower called in as wanted to speak with loss draft department for XXX damage. As per the comment dated XX/XX/XXXX servicer advised to borrower of non-monitored process. As per the comment dated XX/XX/XXXX  dated of loss was on XX/XX/XXXX and repair has not yet started. As per the comment dated XX/XX/XXXX check was endorsed and released in the amount of $X.XX. No evidence of repair started or 100% repair inspection done.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	08/14/2025
736244988	XXXX	XXXX	XXXX	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in regarding the escrow payment in the amount of $X.XX has been successfully submitter and will debit on or after XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Comments on XX/XX/XXXX indicates there was property damage due to XXX and XXX and XXX on loss date XX/XX/XXXX in the amount of $X.XX. Comments on XX/XX/XXXX indicates claim check was approved for endorsement. Comments on XX/XX/XXXX indicates check was endorsed and released. Comments on XX/XX/XXXX indicates repairs in progress. Comments on XX/XX/XXXX endorsed check was mailed in the amount of $X.XX on date XX/XX/XXXX and date of loss XX/XX/XXXX. There is no evidence of 100% repairs inspection done.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	07/31/2025
736244990	XXXX	XXXX	XXXX	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Servicer called to check if borrower wanted to make a payment. Borrower mentioned that doesn’t have enough balance at the moment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	08/11/2025
736245003	XXXX	XXXX	XXXX	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in to get the address to sent back the insurance check for endorsement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Comment dated XX/XX/XXXX indicate that the there was a damage to the property due to XXX  date of loss is XX/XX/XXXX and no evidence of 100% inspection done or repairs completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	08/05/2025
736245081	XXXX	XXXX	XXXX	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in to update the email and phone numbers verified all information had no mine and hud about the escrow and need the run.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	08/12/2025
736245098	XXXX	XXXX	XXXX	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in to inquire about insurance check and servicer transfered the call to insurance department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  On XX/XX/XXXX borrower called in regard to insurance claim check endorsement. Comment dated XX/XX/XXXX indicates date of loss was XX/XX/XXXX, cause of loss was XXX or XXX, and insurance claim amount was $X.XX. On XX/XX/XXXX loss draft check in amount of $X.XX was endorsed and mailed to the borrower. On XX/XX/XXXX loss draft check in amount of $X.XX was endorsed and mailed to the borrower. There is no evidence of repairs completed or 100% inspection done.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	07/23/2025
736245118	XXXX	XXXX	XXXX	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in to request to be in sent. Borrower also ask for payoff statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	08/06/2025
736245133	XXXX	XXXX	XXXX	1	[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Comment dated XX/XX/XXXX indicates a there was a property damage and loss draft has been closed due to endorse and release on XX/XX/XXXX. There is no evidence of 100% inspection were completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	07/31/2025
736245145	XXXX	XXXX	XXXX	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Talk to borrower about the account payment which due for total amount of $X.XX. Also, the borrower didn't have the routing number of new account and said will make the payment online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	08/08/2025
736245171	XXXX	XXXX	XXXX	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower has XXX ready to begin work, but they’re waiting for the funds. Agent informed the borrower that we received the check and it's currently being processed for endorsement and will be sent out by the end of the day. Agent also told the borrower that the funds are being mailed via XXX standard mail.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	08/11/2025
736245188	XXXX	XXXX	XXXX	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  As per comment dated on XX/XX/XXXX. Borrower called and stated there was no loss to property, and there has been no claim filed, and won't be for future.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	06/20/2025
736245193	XXXX	XXXX	XXXX	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	07/23/2025
736245225	XXXX	XXXX	XXXX	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in advised bank reversed the payment for XXX. Borrower was not aware of the situation and once realized borrower re-submitted the payment. Borrower stated that borrower wants to avoid any credit reporting as borrower was not aware the bank was going to reject the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	08/14/2025
736245264	XXXX	XXXX	XXXX	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Spoke with authorized third party and not able to provide information however authorized third party stated check was given to borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	06/16/2025
736245273	XXXX	XXXX	XXXX	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in would like to request late fees removed from account, advise made request a year ago but never heard anything back. Agent advise borrower that will submit request.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
ADDITIONAL INFORMATION: N/A
							05/31/2025	06/28/2025
736245286	XXXX	XXXX	XXXX	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Customer informed not able to access website. Advised to get reset password. Customer stated reset the password and it is asking for security code and borrower disconnected the call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	08/05/2025
736245297	XXXX	XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called and confirmed that will be making late charge fee for $X.XX on XXX.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	06/17/2025
736245299	XXXX	XXXX	XXXX	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called to see status of account. Borrower sated bankruptcy was dismissed and documents are sent on XX/XX/XXXX but account not updated.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	07/25/2025
736245435	XXXX	XXXX	XXXX	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called because they were expecting an email today but didn’t receive it. On XX/XX, the call got disconnected after they said hello, Agent couldn’t hear anything after that.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	05/31/2025
736245437	XXXX	XXXX	XXXX	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in and gave authorization to authorized third party, as authorized third party called in about the $X.XX amount wire transferred.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	08/14/2025
736245447	XXXX	XXXX	XXXX	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Servicer called the borrower in regard to borrower's statement related query. Servicer advised borrower to disregard the statement as funds were posted after the statement was generated.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	08/05/2025
736245492	XXXX	XXXX	XXXX	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Servicer called borrower to inform account is current however a file for mortgage assistance has been open borrower stated no longer need mortgage assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	06/27/2025
736245501	XXXX	XXXX	XXXX	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	07/08/2025
736245514	XXXX	XXXX	XXXX	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in to make payment servicer advised XX months behind borrower wanted to make a payment for late fees and other charges.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	08/11/2025
736245526	XXXX	XXXX	XXXX	1
[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs

[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented

LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in to claims department to get check endorsed  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Comment dated XX/XX/XXXX indicates a there was a property damage due to XXX on XX/XX/XXXX and loss draft closed due to endorse and release. There is no evidence of 100% inspection were completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	07/01/2025
736245527	XXXX	XXXX	XXXX	1
[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs

[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs

LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in as wanted copy of paid taxes. Advised to borrower to send written request.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  As per the comment dated XX/XX/XXXX borrower had a XXX damage and wanted to speak to loss draft department. As per the comment dated XX/XX/XXXX claim was monitored as monitored claim and date of loss was on XX/XX/XXXX. As per the comment dated XX/XX/XXXX loss draft requested closed as all funds are disbursed. No evidence of 100% repair inspection done.  Property repair is in process.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
							05/31/2025	07/26/2025
736245532	XXXX	XXXX	XXXX	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Called to the borrower and borrower advised will make payment online on XX/XX/XXXX and servicer advised late charges and credit reporting if does not pay within the same month its due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	08/14/2025
736245555	XXXX	XXXX	XXXX	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower verified name, social security number, property and mailing address, phone, email, and other details. Also read Miranda rights. Borrower asked about corporate advance fees and explained it's due to active loss mitigation status. Situation has been escalated.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	07/31/2025
736245556	XXXX	XXXX	XXXX	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called about the account status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	08/14/2025
736245565	XXXX	XXXX	XXXX	1
[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs

[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor

LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in to know the status of loss draft. Borrower wanted to know the timeframe for the inspection and disbursement for the loss draft.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XX/XX/XXXX.  The dispute type is Written and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Comment dated XX/XX/XXXX indicated Borrower disputing for the late fees. The information detailed below has been successfully submitted for processing and also advise Your payment in the amount of $X.XX has been successfully submitted and will debit on or after XX/XX/XXXX. Provide confirmation number for the same.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  As per comment dated XX/XX/XXXX Borrower had loss draft for the unknown damaged received claim funds to complete repairs completed. which sent for the endorse check. On comment dated XX/XX/XXXX Borrower follow up on the checks sent for the processing. Advised $X.XX was flagged as loss draft and the $X.XX was applied as payments. On XX/XX/XXXX borrower called to confirm information about check. Advised check can be used for the payoff loan or the repairs. On XX/XX/XXXX Called to borrower and requested the copy of estimate. On XX/XX/XXXX Inspection order requested. Borrower also stated that repair has been completed out of their pocket. On XX/XX/XXXX Informed to the borrower initial draw approved for the loss draft in the amount of $X.XX. On XX/XX/XXXX Disbursement check received on XX/XX/XXXX in the amount of $X.XX. On XX/XX/XXXX Borrower asked more funds for the repair as per contractor. Advised to the borrower need contractor bid need to send to corporate approval. Borrower asked for the timeframe required, advised no time frame for the corporate response. No evidence of all repairs was completed or There is no evidence of 100% completed repair inspection.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	08/11/2025
736245575	XXXX	XXXX	XXXX	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in to have biweekly options. Servicer advised need to be current and XX month ahead.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Comment dated XX/XX/XXXX indicates property was damaged due to XXX. Comment dated XX/XX/XXXX indicates borrower raised two claim check for damage and one for tree service. Comment dated XX/XX/XXXX indicates claim check was endorsed and released. There is no evidence of repairs completed or 100% inspection done.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	08/14/2025
736245576	XXXX	XXXX	XXXX	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called and requesting for assistance for the payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XX/XX/XXXX.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  On XX/XX/XXXX, a written credit bureau dispute was received. The dispute was resolved as the servicer confirmed the credit reporting was accurate as of the date the report occurred. There was no further mention about the dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	08/14/2025
736245578	XXXX	XXXX	XXXX	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower contacted regarding a payment dispute. During the call, the agent verified the borrower's phone number and email address. The borrower stated he was enrolled in auto-pay but was unaware of why it had been suspended. Before further clarification could be provided, the borrower disconnected the call, citing he was at an eye appointment and unable to continue the conversation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	07/15/2025
736245580	XXXX	XXXX	XXXX	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	07/03/2025
736245584	XXXX	XXXX	XXXX	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	07/15/2025
736245606	XXXX	XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Successor in interest called in to check total amount due on the account and servicer provided the amount. Successor in interest also requested updated billing statement and servicer advised it was sent to their old address.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	06/24/2025
736245650	XXXX	XXXX	XXXX	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called and wanted to explained the meaning of the letter.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	07/13/2025
736245657	XXXX	XXXX	XXXX	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Servicer called the borrower and borrower made payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	08/09/2025
736245658	XXXX	XXXX	XXXX	1	[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called regarding account-related information. The borrower was informed that while these documents are on file, removal of the borrower from the loan requires a refinance, which is not offered by the servicer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Date of Loss: XX/XX/XXXX Insurance Company: XXX Claim Number: XXX On XX/XX/XXXX, a live insurance check was received and endorsed. The check, numbered XXX, was issued by XXX for the amount of $X.XX. It was dated XX/XX/XXXX, and received on XX/XX/XXXX. The claim was related to a XXX loss that occurred on XX/XX/XXXX, under Claim Number XXX. The loan is current and under $X.XX. The check was mailed via XXX to the borrower’s property address at XXX. The action taken was endorsement and release. On XX/XX/XXXX, XX insurance estimates were received. The first, under Doc ID: XXX, confirmed a XXX loss with a total loss amount of $X.XX, RCV of $X.XX, depreciation of $X.XX, and no deductible. The second estimate, under Doc ID: XXX, reflected the same RCV and depreciation but included a $X.XX deductible, resulting in a final loss amount of $X.XX. Both documents were issued by XXX and confirmed the match between the insured names and the property address.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	08/06/2025
736245704	XXXX	XXXX	XXXX	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Servicer called in to borrower and informed inspection reached at 100% inspection and will processed the final disbursement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.  Comment dated XX/XX/XXXX indicates bankruptcy was closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	08/14/2025
736245718	XXXX	XXXX	XXXX	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Customer called in to discuss about account information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	07/12/2025
736245722	XXXX	XXXX	XXXX	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in regarding the late fees which were charged from last XX years.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	08/15/2025
736245756	XXXX	XXXX	XXXX	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in to check the status of the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Comment dated XX/XX/XXXX indicate that there are damages to the property due to XXX Date of loss is XX/XX/XXXX. and no evidence of 100% inspection done or repairs completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	08/13/2025
736245793	XXXX	XXXX	XXXX	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called fully verified and made a payment of $X.XX and was fully assisted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  As per comment dated XX/XX/XXXX indication of XXX damage and the date of loss is indicated as XX/XX/XXXX. As per comment dated XX/XX/XXXX claim classified as non monitored. There are no indication of repair started or 100% inspection.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	08/14/2025
736245822	XXXX	XXXX	XXXX	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	08/12/2025
736245832	XXXX	XXXX	XXXX	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in regarding the status of the claim check. Servicer advised the claim check is missing.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Comments on XX/XX/XXXX indicated borrower provided consent regarding the insurance claim check. On XX/XX/XXXX indicates requested a copy of updated revised adjuster estimate document of the damage. Comments on XX/XX/XXXX indicates there was XXX damage on property. Comments on XX/XX/XXXX requesting S&G draw in the amount of $X.XX. Comments on XX/XX/XXXX indicates reviewed the claim check and check to be returned to the borrower. Comments on XX/XX/XXXX indicates claim check is missing. Comments on XX/XX/XXXX indicates submitted claim check for S&G endorsement in the amount of $X.XX. There is no evidence of 100% repairs inspection completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	08/09/2025
736245869	XXXX	XXXX	XXXX	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in and gave verbal authorization for spouse. Servicer confirmed that funds are received, and account is current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	07/21/2025
736245872	XXXX	XXXX	XXXX	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called and requested assistance on loss mitigation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	08/14/2025
736245876	XXXX	XXXX	XXXX	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in and inquiring about the monthly payments and escrow payments. Servicer explained escrow payments and shortage being spread over XX months. Borrower understood.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	07/30/2025
736245877	XXXX	XXXX	XXXX	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in and stated went to some litigation with property and was forbearance XX year after Covid. Borrower made the payment in XXX and does not know where the money was applied. Servicer advised payment will be applied.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XX/XX/XXXX.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Comment dated XX/XX/XXXX indicates written credit dispute was raised by the borrower and resolution was provided.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	08/14/2025
736245878	XXXX	XXXX	XXXX	1	[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in to check regarding insurance check and agent transferred the call to insurance department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  As per the comments dated XX/XX/XXXX property damage reported.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	08/13/2025
736245891	XXXX	XXXX	XXXX	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  As per comment dated on XX/XX/XXXX. Authorized 3rd party called and make a payment of $X.XX to add to suspense of $X.XX for a full payment for XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	08/14/2025
736245892	XXXX	XXXX	XXXX	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Called to the borrower regarding active fc status that Georgia mortgage assistance is helping borrower reinstated the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	08/14/2025
736245896	XXXX	XXXX	XXXX	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in to make a voluntary bankruptcy payment in the amount of $X.XX on XX/XX/XXXX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	07/29/2025
736245907	XXXX	XXXX	XXXX	1
[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs

[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs

LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called about the account status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  As per the comment dated XX/XX/XXXX the borrower reported XXX damage to their property on XX/XX/XXXX including the XXX, XXX, XXX, and XXX with a final loss amount of $X.XX after depreciation and deductible, was informed about the self-monitoring process and claim turnaround time, and a claim packet was sent with the next step being issuance of an unendorsed claim check and inspection estimate. As per the comment dated XX/XX/XXXX all funds endorsed and released.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	08/14/2025
736245918	XXXX	XXXX	XXXX	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in and gave authorization to speak with spouse. Advised to borrower when loan is modification and have an impound account, The total shortage has been divided over XX month's and $X.XX will automatically be added to your monthly payment effective XX/XX/XXXX. Also, advise able to shop around for insurance, payment was disbursed for insurance on XX/XX/XXXX for $X.XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	08/14/2025
736245935	XXXX	XXXX	XXXX	1
[1] Environmental Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs

[1] Environmental Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs

LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in regarding to online account issue but was able to get resolved.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Comment shows that there are many damages to the property. There is XXX damage on XX/XX/XXXX. There is XXX damage on XX/XX/XXXX and other damage on XX/XX/XXXX. Comment dated on XX/XX/XXXX shows that there is XXX damage on XX/XX/XXXX. Claim was classified as non-monitored. Insurance claim was filed by the borrower. On XX/XX/XXXX indicated that draw check was issue on XX/XX/XXXX in the amount of $X.XX and loss draft check was mailed on XX/XX/XXXX. On XX/XX/XXXX claim was review and was closed. There is no evidence of a 100% completed repair inspection.  The damage repair amount is estimated at $X.XX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	08/05/2025
736245945	XXXX	XXXX	XXXX	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Customer called in to schedule a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	08/13/2025
736245946	XXXX	XXXX	XXXX	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Spoke with borrower, borrower advised will refinance the home to take ex-wife off the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	08/12/2025
736245963	XXXX	XXXX	XXXX	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Called form the insurance agent regarding insurance payment. advised the payment check was sent on wrong address. Check status requested and the requested the payment be expired.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	08/13/2025
736245974	XXXX	XXXX	XXXX	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in for update on fees that were waived.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XX/XX/XXXX.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputed corporate advance fees on XX/XX/XXXX. Fee dispute has been resolved on XX/XX/XXXX as fees has been removed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	08/11/2025
736245989	XXXX	XXXX	XXXX	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: XXX disaster (XXX) declared on XX/XX/XXXX for XXX identified as per comment dated XX/XX/XXXX No property damage reported
							05/31/2025	07/09/2025
736245996	XXXX	XXXX	XXXX	1	[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called to know information on escrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  As per comment dated XX/XX/XXXX Property damaged was identified due to XXX. XXX was damaged with date of loss XX/XX/XXXX and a claim was filed. As per comment dated XX/XX/XXXX claim check was approved for endorsement. And the check was endorsed. As per comment dated XX/XX/XXXX borrower confirmed all the repairs were completed and home is habitable. The claim was non - monitored and there is no interior inspection available and There is no evidence of 100% inspection completion report.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	07/31/2025
736245999	XXXX	XXXX	XXXX	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	08/14/2025
736246046	XXXX	XXXX	XXXX	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in to make the payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	08/05/2025
736246099	XXXX	XXXX	XXXX	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in to and verify the account information with servicer. Servicer advice the promise to pay amount as $X.XX. also inform that this was welcome call and the letter was send to borrower email. Borrower stated they have made the XXX payment online today since they have not able to make the payment online. as borrower used the automated system and provide the tracking number for the amount of $X.XX. Servicer offer the borrower to make the payment. Borrower stated they will make the payment on weekend either by mail or online. also borrower ask about the additional payment towards principal. Servicer advice informed that it does not allow to make the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	08/11/2025
736246136	XXXX	XXXX	XXXX	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Authorized 3rd party called to check claim status for damage due to XXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	08/05/2025
736246167	XXXX	XXXX	XXXX	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	08/14/2025
736246181	XXXX	XXXX	XXXX	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	08/05/2025
736246199	XXXX	XXXX	XXXX	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower calling and get the status of his claim check. Servicer advised the borrower that an inspection has to be completed before funds are released. Borrower requested the inspection and inspection submitted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	08/05/2025
736246253	XXXX	XXXX	XXXX	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Customer called regarding a claim check. Verified account and confirmed claim details: damages to XXX, XXX, and XXX due to XXX on XX/XX/XXXX. Warm transfer made to loss draft department account is current and paid through XXX. EPASS was offered. Confirmed mailing address, contact number, and best time to reach (anytime).
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  As per comment dated XX/XX/XXXX borrower stated damages to XXX, XXX and XXX. The date of loss is noted as XX/XX/XXXX. As per comment dated XX/XX/XXXX claim classified as non monitored. There are no indication that property repairs is completed or 100% inspection.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	08/05/2025
736246265	XXXX	XXXX	XXXX	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in advised of check received and wanted to know reason for check advised borrower of escrow refund in the amount of $X.XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  There are XX bankruptcy filed comment dated XX/XX/XXXX indicates a bankruptcy case# XXX chapter XX filed on XX/XX/XXXX terminated ion XX/XX/XXXX. Case #XXX chapter XX bankruptcy filed on XX/XX/XXXX terminated on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Comment dated XX/XX/XXXX indicates a property was damaged due to XXX and check was endorsed and released. There is no evidence of 100% inspection were completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	08/14/2025
736246268	XXXX	XXXX	XXXX	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called and stated made payment online and unwilling to verify employment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	08/05/2025
736246315	XXXX	XXXX	XXXX	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Servicer called the borrower, and the borrower made an online payment in amount of $X.XX. Borrower also setup autopay on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	08/06/2025
736246387	XXXX	XXXX	XXXX	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called to make payment and agent assisted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	07/15/2025
736246496	XXXX	XXXX	XXXX	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	08/14/2025
736244693	XXXX	XXXX	XXXX	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  As per comment dated on XX/XX/XXXX. Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	08/08/2025
736244704	XXXX	XXXX	XXXX	1	[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called to inform received a letter about insurance and wants to know the cost of the death benefit on his lender paid insurance policies.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  As per comment dated XX/XX/XXXX borrower informed of property damage. As per comment dated XX/XX/XXXX borrower called to file a XXX & XXX claim with a date of loss of XX/XX/XXXX. As per comment dated XX/XX/XXXX loss draft dated XX/XX/XXXX and final draw disbursement check received on XX/XX/XXXX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	08/14/2025
736244808	XXXX	XXXX	XXXX	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in and stated that trying to pay the amount.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XX/XX/XXXX.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Comment shows that there is payment dispute raised by the borrower. Borrower stated returned a $X.XX payment which was made at end of XXX based on statement that received. Borrower stated then received a letter stating that needed to pay additional $X.XX but then received the $X.XX amount made at the end of XXX back. Borrower states sent amount $X.XX back on XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	08/05/2025
736244852	XXXX	XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in and check the status of loan modification. Servicer advised that the modification terminated due to foreclosure sale is scheduled in less than XX days. Servicer also advised that went the over the different options and sent the reinstatement quate.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	08/14/2025
736244859	XXXX	XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  SII is postdating payment for XX/XX/XXXX in the amount of $X.XX that includes a late fees payment of $X.XX.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	08/12/2025
736244900	XXXX	XXXX	XXXX	1	[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in regarding reported XXX damages to property stated XXX, XXX, XXX, XXX and XXX were damaged. and loss created with check amount $X.XX. and servicer advised of self-monitoring process and documentation required.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Comments XX/XX/XXXX dated indicate property was damaged due to XXX, XXX, XXX, XXX and XXX were damaged. Claim classified as non-monitored and endorsed and released evidence is provided and no evidence of 100% inspection.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	07/31/2025
736244907	XXXX	XXXX	XXXX	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Agent called borrower regarding late payment. Agent educated about risk of late payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	08/09/2025
736244924	XXXX	XXXX	XXXX	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called regarding the fees on the account and agent explained. Borrower stated they will call back to set up payment later.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	08/13/2025
736244660	XXXX	XXXX	XXXX	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Customer got a parcel for delinquent. Customer providers have a different parcel, but servicer checked the parcel on the county's website, and it shows different address and homeowner's name with the parcel that have it shows the same address and homeowner's name. Servicer offered to open a task to check that or provide the phone number to discuss that information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	08/14/2025
736245282	XXXX	XXXX	XXXX	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in regarding reason for default. Borrower want to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	07/02/2025
736245357	XXXX	XXXX	XXXX	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called and refused to pay the payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XX/XX/XXXX.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  On XX/XX/XXXX, a fee dispute was received. The dispute was resolved as the servicer confirmed and there was no further mention about the dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	08/08/2025
736245399	XXXX	XXXX	XXXX	1
[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs

[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs

LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in regarding loss draft. Borrower stated that filed XXX claim with date of loss XX/XX/XXXX, Requested for the policy document.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  As per comment date XX/XX/XXXX There was unknown damage on XX/XX/XXXX and loss draft for the same on dated XX/XX/XXXX claim check received in the amount $X.XX. On comment dated XX/XX/XXXX Claim was endorsed and release and no evidence of repair or inspection completed for the same. On comment dated XX/XX/XXXX received another loss draft by the borrower for XXX or XXX on XX/XX/XXXX and claim was submitted for the same. On XX/XX/XXXX Claim check received and requested for the final draw in the amount of $X.XX. No evidence of all repairs was completed or There is no evidence of 100% completed repair inspection.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	08/14/2025
736245402	XXXX	XXXX	XXXX	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower was called and verify the occupancy and was not able to verify the damage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	08/08/2025
736245410	XXXX	XXXX	XXXX	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in and made a payment in the amount of $X.XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	08/11/2025
736245906	XXXX	XXXX	XXXX	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called and the agent advised that each time a payment is applied to the forced-placed insurance policy, the cost will be $X.XX, and the policy does not cover personal items.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Previously few bankruptcy cases were dismissed as well. CASE# XXX CH XX BK FILED ON XX/XX/XXXX, TERMINATED XX/XX/XXXX. CASE #: XXX CH XX BK FILED ON XX/XX/XXXX TERMINATED ON XX/XX/XXXX. CASE #: XXX CH XX BK FILED ON XX/XX/XXXX TERMINATED ON XX/XX/XXXX. CASE #: XXX CH XX BK FILED ON XX/XX/XXXX TERMINATED ON XX/XX/XXXX. CASE #: XXX CH XX BK FILED ON XX/XX/XXXX TERMINATED ON XX/XX/XXXX. CASE #: XXX CH XX BK FILED ON XX/XX/XXXX TERMINATED ON XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	08/14/2025
736246366	XXXX	XXXX	XXXX	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called and wanted to scheduled payments, call hang up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
							05/31/2025	06/30/2025
736246370	XXXX	XXXX	XXXX	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in and wanted to know how the payment was applied.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	06/30/2025
736246443	XXXX	XXXX	XXXX	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Servicer call borrower to discuss the account Authorized pasty confirms that she has mercury insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  Bankruptcy Chapter XX Case #XXX filed on XX/XX/XXXX terminated on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	08/05/2025
736246456	XXXX	XXXX	XXXX	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Spoke with borrower to update the account status and claim check.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	08/05/2025
736246489	XXXX	XXXX	XXXX	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Customer wants to know why double pay insurance. Informed customer that only taxes are escrow owed. Servicer educated grace period.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	08/12/2025
736246490	XXXX	XXXX	XXXX	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called about account status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	08/11/2025
736246491	XXXX	XXXX	XXXX	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower was called regarding a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	08/04/2025
736246492	XXXX	XXXX	XXXX	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Servicer called the borrower in regard to XXX payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	07/14/2025
736246493	XXXX	XXXX	XXXX	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called regarding the letter and stated they sent the insurance. Agent advised they did not receive policy and borrower stated they will send the policy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	08/14/2025
736246494	XXXX	XXXX	XXXX	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	08/05/2025
736246495	XXXX	XXXX	XXXX	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  As per comment dated on XX/XX/XXXX. Borrower called payment related. educated borrower on the payment been apply. Borrower saying requested to have an extra amount to be taken from account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	08/15/2025
736244667	XXXX	XXXX	XXXX	2	[2] Loan is in Bankruptcy [1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in and servicer advised about mortgage payment amount and dates are changing each month. Borrower advised that attorney is not answering calls or emails. Servicer advised as long as the attorney is on the file representing, we need to work with the attorney. Borrower will call the attorney.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed XX/XX/XXXX.  Comment dated XX/XX/XXXX indicates there was a previously filed bankruptcy on XX/XX/XXXX case#XXX and on XX/XX/XXXX with case#XXX. Bankruptcy was discharged on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Comment dated XX/XX/XXXX indicates there is damage on dated XX/XX/XXXX. Check amount was mailed in the amount of $X.XX. Comment dated XX/XX/XXXX indicates funds was endorsed and released to the borrower. There is no evidence of 100% inspection done or repairs completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	08/13/2025
736244691	XXXX	XXXX	XXXX	2	[2] Damaged Exterior - Active insurance claim but unclear who holds funds or covered by bid
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called to confirm that the payment for XX/XX/XXXX, was made. Agent told them it's still pending and may take a couple of days to reflect in the account. They understood but were upset because an agent had told them in XXX that their payment for XX/XX/XXXX, was set up, but it wasn’t verified. Agent submitted a request to waive the late fee as per borrower instructions.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  As per the comment dated XX/XX/XXXX property was damage due to XXX with date of loss XX/XX/XXXX and borrower has been filed claim and fund not received borrower fighting with carrier for funds.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	08/08/2025
736244828	XXXX	XXXX	XXXX	2	[2] Payoff has been requested within the last 60 days
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in regard to loan assumption from co-borrower due to divorce. Servicer advised document will be sent out soon.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	08/09/2025
736245292	XXXX	XXXX	XXXX	3	[3] Title Issue -: Senior Liens
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  As per comment dated on XX/XX/XXXX. Borrower called in because monthly went up and borrower wanted know why I explained to borrower and also borrower mentioned that borrower paid for XXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  As per comment dated on XX/XX/XXXX.Title is found as The subordination agreement was not recorded within XX days so it is null and void. Please see page XX of title report. There is no evidence for title is resolved.  There is no evidence for title is resolved.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	08/01/2025
736245295	XXXX	XXXX	XXXX	3	[3] Vacant Property - Unsecured
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called and requested for waiver of late fee.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
ADDITIONAL INFORMATION: N/A
							05/31/2025	07/29/2025
736245316	XXXX	XXXX	XXXX	2	[2] Damaged Interior - Active insurance claim but unclear who holds funds or covered by bid
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in to check the status of the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Comment dated XX/XX/XXXX indicate that the property  damage and no evidence of 100% inspection done to repairs completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	08/14/2025
736245386	XXXX	XXXX	XXXX	2	[2] Damaged Exterior - Active insurance claim but unclear who holds funds or covered by bid
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Customer calling for payment update. Advised still need the insurance estimate. Customer stated did not want to use funds to pay off account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Comment dated XX/XX/XXXX, there was a damage occurred to the property on XX/XX/XXXX. On dated XX/XX/XXXX, live check was received endorsed on XX/XX/XXXX. On dated XX/XX/XXXX, customer stated there was a XXX damage to the property and stated XX checks had been sent in the amount of $X.XX and $X.XX. There are no comments regarding repairs are 100% completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	07/03/2025
736245407	XXXX	XXXX	XXXX	2	[2] Damaged Exterior - Active insurance claim but unclear who holds funds or covered by bid [2] Damaged Interior - Active insurance claim but unclear who holds funds or covered by bid
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in to schedule the payment. Payment was processed. Servicer offered loss mitigation options however borrower declined.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.  A motion for relief was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Comment dated XX/XX/XXXX indicates property was XXX. Original contractor was failed to repair and had to pay a new contractor by own pocket. Comment dated XX/XX/XXXX indicates there is a damage to the property and borrower still repairing the XXX. Comment dated XX/XX/XXXX indicates borrower doing repairs by own and city will endorse the claim check once repairs are done. There is no evidence of repairs completed or 100% inspection done.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	08/13/2025
736245446	XXXX	XXXX	XXXX	2	[2] Loan is in Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	07/18/2025
736245454	XXXX	XXXX	XXXX	2	[2] Payoff has been requested within the last 60 days [1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in regarding the loan balance. Servicer advised borrower that they can look into refinancing to try for a lower reinstatement and loan term.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Comments on XX/XX/XXXX indicated there was a XXX damage because of XXX. Comments on XX/XX/XXXX indicates damage on property from XXX process. Comments on XX/XX/XXXX indicates property was damaged due to XXX and XXX on XX/XX/XXXX in the amount of $X.XX. Comments on XX/XX/XXXX indicates claim check was approved for endorsement. Comments on XX/XX/XXXX indicates loss draft check was received in the amount of $X.XX on XX/XX/XXXX. Comments on XX/XX/XXXX indicates claim check was endorsed and released and final inspection not required. There is no evidence of 100% repairs inspection done.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	08/07/2025
736245477	XXXX	XXXX	XXXX	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called to make payment and agent assisted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  As per the comments dated XX/XX/XXXX XXX and XXX damage to the property.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is vacant.
ADDITIONAL INFORMATION: N/A
							05/31/2025	08/14/2025
736245480	XXXX	XXXX	XXXX	3
[3] Vacant Property - Unsecured

[2] Damaged Exterior - Active insurance claim but unclear who holds funds or covered by bid

[2] Damaged Interior - Active insurance claim but unclear who holds funds or covered by bid

[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor

LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called to make payment details. Servicer advised next payment due for XX/XX/XXXX.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XX/XX/XXXX.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  On XX/XX/XXXX a written credit bureau dispute was received. The dispute was resolved as the servicer confirmed the credit reporting was accurate as of the date the report occurred. There was no further mention about the dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Comment dated XX/XX/XXXX indicates borrower's property is damaged due to XXX. As per comment dated XX/XX/XXXX The email was sent to borrower to be allowing to rebuild or replacing their home. Comment dated XX/XX/XXXX A call back request was processed in the Mortgage Claim department on XX/XX/XXXX. they informed that the property had been damaged by a XXX in XXXX. A claim was filed for the damages the policy had a $X.XX deductible. Due to the high deductible, they advised they did not pursue the claim. borrower had been receiving calls regarding a claim for the property and did not understand why. As per comment dated XX/XX/XXXX Loss draft department called borrower for status of repairs and if the property is ready for inspection. As per comment dated XX/XX/XXXX loss draft mailed regarding repairs status. On XX/XX/XXXX loss draft department called borrower regarding status of repairs as per borrower all the repairs were completed agent advised they need a 100% final inspection. As per comment dated XX/XX/XXXX No Carrier issued funds to repair any damages instead XXX Advised this state offered a reconstruction of borrower's home from damage sustained from XXX in XXXX. As per comment dated XX/XX/XXXX there is no insurance estimate found and no evidence of 100% inspection identified.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is vacant.
ADDITIONAL INFORMATION: N/A
							05/31/2025	08/13/2025
736245483	XXXX	XXXX	XXXX	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Customer called in and discussed about loss draft.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Comment dated XX/XX/XXXX indicates that subject property had some XXX damage and needs to fix it. As the borrower had not filed any claim for it. However, there was no indication of 100% repairs inspection completed on the subject property.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	07/19/2025
736245591	XXXX	XXXX	XXXX	2	[2] Legal Description Issue - Mortgage contained incorrect legal and actions are pending to complete a reformation action
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  As per comment dated XX/XX/XXXX title issue identified for legal description. On XX/XX/XXXX Parcel # on the referred DOT references the wrong property.  There are no further comment stating the title issue is resolved.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	08/14/2025
736245600	XXXX	XXXX	XXXX	2	[2] Damaged Interior - Active insurance claim but unclear who holds funds or covered by bid
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Agent contacted borrower,  the inspection is verified and ordered, and they will be emailed within 2–4 business hours with results, after which we’ll provide the next steps for the final draw.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  As per the comment dated XX/XX/XXXX inspection results received on XX/XX/XXXX. Repairs are 90% complete. Inspector noted: XXX work needed in the XXX and XXX, XXX need to be reset, and a XXX repair is needed in the XXX. Next step to be decided. There is no any indication regarding 100% completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	08/11/2025
736245601	XXXX	XXXX	XXXX	2	[2] Loan is in Bankruptcy [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is MFR filed.  The proof of claim was filed XX/XX/XXXX.  A motion for relief was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	07/28/2025
736245661	XXXX	XXXX	XXXX	2	[2] Damaged Interior - Active insurance claim but unclear who holds funds or covered by bid
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in to inform that they have get the code and was went into the home after the locks was changed of the house. Servicer advice the borrower as they were out of foreclosure and account is current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  As per the comment dated XX/XX/XXXX indicates property was damage due to XXX and XXX and borrower filed the insurance claim. However, Comment dated XX/XX/XXXX indicates claim was denied due to incomplete remodel.  However, there is no evidence of 100% inspection was completed.  The damage repair amount is estimated at $X.XX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	07/16/2025
736245680	XXXX	XXXX	XXXX	2	[2] Property is located in a XXX disaster area.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in to let information and update post on account with the monthly payment $X.XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Comments on XX/XX/XXXX indicates the property is in a XXX disaster area due to XXX declared on XX/XX/XXXX. No damages were reported.
							05/31/2025	08/14/2025
736245709	XXXX	XXXX	XXXX	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in to make a payment in the amount of $X.XX and servicer provided confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  On XX/XX/XXXX property damage was noted due to XXX as XXX. Borrower lost 10 days of income and food due to power loss. On XX/XX/XXXX cause of loss was mentioned as unknown, and loss amount was $X.XX. On XX/XX/XXXX servicer contacted the insurance company, and they advised there is no active insurance claim. On XX/XX/XXXX borrower called for an update regarding adjuster visit and servicer advised to contact the insurance company. There is no evidence of repairs completed, or 100% inspection done.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	08/14/2025
736245849	XXXX	XXXX	XXXX	2	[2] Property is located in a XXX disaster area.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in and borrower would like to know why we were calling borrower, and advised her about the ACH, and also advised her that the reason for call was just to verify some information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Comments on XX/XX/XXXX indicated the property is in a XXX disaster area. No damages reported.
							05/31/2025	08/05/2025
736245884	XXXX	XXXX	XXXX	2	[2] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified but not documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Authorized third party called to report the borrower's death and asked how the brother obtained a mortgage without owning the property.  Borrower is deceased and Executor/Heir exists to dispose of property; identified but not documented.  The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	08/14/2025
736245919	XXXX	XXXX	XXXX	2	[2] Damaged Exterior - Active insurance claim but unclear who holds funds or covered by bid
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Customer asked for update on claim and for copy of estimate. Servicer stated there has been no update on claim in XX months, no funds issued yet and copy of estimate should be sent by customer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  On dated XX/XX/XXXX, there was a XXX damage to the property. Comment dated XX/XX/XXXX, review claim check for potential endorses and release. Claim was classified as monitored. Latest comment dated XX/XX/XXXX, repairs are not started and customer asked for update on claim and for copy of estimate. Servicer stated there has been no update on claim in XX months, no funds issued yet and copy of estimate should be sent by customer. No comments found repairs are 100% completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	08/14/2025
736245931	XXXX	XXXX	XXXX	3
[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair

[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor

LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called regarding the payment confirmation.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XX/XX/XXXX.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  On XX/XX/XXXX, a written credit bureau dispute was received. The dispute was resolved as the servicer confirmed the credit reporting was accurate as of the date the report occurred. There was no further mention about the dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  As per comment dated XX/XX/XXXX there is XXX damage occurred due to XXX. There is no evidence if insurance claim filed. There is no evidence of 100% inspection or repair been completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	08/14/2025
736245954	XXXX	XXXX	XXXX	2	[2] Property is located in a XXX disaster area. [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Called to the borrower regarding payment confirmation and borrower was already paid.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XX/XX/XXXX.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  As per the comment XX/XX/XXXX credit dispute was raised and the same was resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Comments on XX/XX/XXXX indicated the property is in a XXX disaster area. No damages reported.
							05/31/2025	08/01/2025
736245992	XXXX	XXXX	XXXX	2	[2] Property is located in a XXX disaster area. [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Servicer contacted borrower regarding payment information.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Comment dated XX/XX/XXXX, indicated the property is in XXX natural disaster property address lies within disaster declared zip code for XXX-XXX. No Damages were reported.
							05/31/2025	06/11/2025
736245998	XXXX	XXXX	XXXX	2	[2] Property is located in a XXX disaster area.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Called to borrower regarding escrow account status and insurance policy information. Provide annual policy insurance premium, term and dates.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	08/14/2025
736246008	XXXX	XXXX	XXXX	2	[2] Loan is in Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  As per comment dated on XX/XX/XXXX. Borrower called and stated would like to make one payment that on statement. Borrower gave amount of $X.XX that includes a suspense payment of $X.XX. your payment in the amount of $X.XX has been successfully submitted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	08/14/2025
736246011	XXXX	XXXX	XXXX	2	[2] Loan is in Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in to make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is performing under plan.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.  Comment dated XX/XX/XXXX indicates a case# XXX filed on XX/XX/XXXX terminated on XX/XX/XXXX. Case XX# XXX chapter XX bankruptcy filed on XX/XX/XXXX terminated on XX/XX/XXXX. Case XX# XXX filed on XX/XX/XXXX terminated on XX/XX/XXXX
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	07/23/2025
736246020	XXXX	XXXX	XXXX	2	[2] Property is located in a XXX disaster area.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in to make a payment. Agent educated the borrower about the amount due and update cell phone, email. Agent took payment over the phone in the amount of $X.XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Comment dated XX/XX/XXXX indicated the property is in XXX disaster due to XXX no damages were reported.
							05/31/2025	08/12/2025
736246098	XXXX	XXXX	XXXX	2	[2] Property is located in a XXX disaster area.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called regarding insurance. homeowner's change insurance company. Borrower advised prior insurance was cancelled. Agent advised borrower to verify if insurance is paid through homeowner's association as insurance is not escrowed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Comments on XX/XX/XXXX indicated the property is in a XXX disaster area XXX declared on XX/XX/XXXX. No property damages reported.
							05/31/2025	08/11/2025
736246100	XXXX	XXXX	XXXX	2	[2] Property is located in a XXX disaster area.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called and the agent advised that pre-recorded messages will no longer be sent to the number XXX as per the borrower’s request; the borrower refused to set up an online payment system, but mentioned they would call back to make a payment before XX/XX/XXXX, and the agent clarified that the corporate advance fees originated from the previous mortgage servicer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: As per the comment dated XX/XX/XXXX the property is located Major Disaster area(XXX) designated by XXX. It is declared and no damage found as per the comments provided.
							05/31/2025	08/13/2025
736246101	XXXX	XXXX	XXXX	2	[2] Property is located in a XXX disaster area.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in response to servicer's contact attempt and advised account is paid until XXX. Servicer provided account status and borrower advised they will make XXX payment by the end of XXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Comment dated XX/XX/XXXX indicates property is in a XXX disaster area due to XXX with disaster declared on XX/XX/XXXX. No damages were reported.
							05/31/2025	08/05/2025
736246103	XXXX	XXXX	XXXX	2	[2] Property is located in a XXX disaster area.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called and the agent advised that a payment of $X.XX was successfully submitted with tracking number XXX, scheduled to debit on or after XX/XX/XXXX, and provided information about automatic system and the consequences of making the payment by the XX or by the end of the month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: As per the comment dated XX/XX/XXXX the property is located Major Disaster area(XXX) designated by XXX. It is declared on XX/XX/XXXX and no damage found as per the comments provided.
							05/31/2025	08/05/2025
736246127	XXXX	XXXX	XXXX	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in to make a payment. And also verified the name and mailing address.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Comment shows that there is XXX damage to the property. Comment indicated that there is XXX damage. Very minor damage to the property. Insurance claim has not been filed as borrower had not time to file a claim. There is no evidence of a 100% completed repair inspection.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	08/05/2025
736246144	XXXX	XXXX	XXXX	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in to know the status of the payment. Advised to the borrower payment was processed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  As per comment dated XX/XX/XXXX property damaged due to XXX and received claim check in the amount of $X.XX. Advised of endorsement processing times once documents are received to the borrower. On comment dated XX/XX/XXXX there was XXX damage to the property due to XXX due to minimal damages borrower not submitted insurance claim. No evidence of all repairs was completed or There is no evidence of 100% completed repair inspection.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	08/05/2025
736246155	XXXX	XXXX	XXXX	2	[2] Damaged Interior - Active insurance claim but unclear who holds funds or covered by bid
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in to check the status of the account and to make payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Comment dated indicate the the BK case no:CASE#XXX  FILED ON XX/XX/XXXX, CHAPTER XX, BK TERMINATED ON XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Comment dated indicate that there were damaged to the property and no evidence of 100% inspection done or repairs completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	07/21/2025
736246168	XXXX	XXXX	XXXX	2	[2] Property is located in a XXX disaster area.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in regarding the escrow analysis to make sure does not owe anything. Borrower asked about insurance department and servicer transferred the call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Comment dated XX/XX/XXXX, indicated the property is in XXX disaster area due to XXX with disaster declared on XX/XX/XXXX. No Damages were reported.
							05/31/2025	07/30/2025
736246204	XXXX	XXXX	XXXX	2	[2] Payoff has been requested within the last 60 days [1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called and requested for the payoff request.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  BK case # XXX is terminated on XX/XX/XXXX. BK case #XXX is terminated on XX/XX/XXXX
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  As per comment dated XX/XX/XXXX claim was classified as non-monitored. As per comment dated XX/XX/XXXX the date of loss is XX/XX/XXXX. There was an XXX damage and the check was received on XX/XX and being processed for endorsement. Claim check received in the amount of $X.XX was endorse and release. However there is no evidence of 100% inspection or repair been completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	08/14/2025
736246336	XXXX	XXXX	XXXX	2	[2] Property is located in a XXX disaster area.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in to schedule the payment for XX/XX/XXXX in the amount of $X.XX and confirm the due amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Comment dated XX/XX/XXXX, indicated the property is in XXX disaster area due to XXX with disaster code (XXX) declared on XX/XX/XXXX.No Damages were reported.
							05/31/2025	08/14/2025
736246379	XXXX	XXXX	XXXX	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  As per comment dated on XX/XX/XXXX. Borrower called in to see about making a payment advised account is still under bankruptcy. I advised borrower would need to get in contact with attorney to affirm as borrower would like to keep making payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	08/13/2025
736246383	XXXX	XXXX	XXXX	3	[3] Title Issue -: Senior Liens
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Co-borrower called in and requested to schedule a payment and requested to have all old bank details deleted. Servicer assisted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  Comments on XX/XX/XXXX indicated title issue was identified for prior lien. Senior deed as item XX on the TSG Recorded XX/XX/XXXX in the amount of $X.XX with previous borrowers' curative actions.  Comments on XX/XX/XXXX indicates title claim letter was submitted. There is no evidence of title issue being resolved or any action taken to resolve the issue.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	08/14/2025
736246384	XXXX	XXXX	XXXX	3	[3] Damaged/Occupied/XXX Zone - Damage remains unresolved and no indication covered by insurance [3] Title Issue -: Senior Liens
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Outbound called to the borrower and confirm ach auto pay set up on this account and also advised can set up account online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  As per comment XX/XX/XXXX title issue was identified due to prior mortgage.  Tittle issue due to prior mortgage and no evidence for any resolution provided the same and no evidence for title claim filed.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  As per comment XX/XX/XXXX borrower had XXX with damage and there is no evidence for 100% inspection completed and repairs completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: Comments on XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX indicated the property is in a XXX disaster area.
							05/31/2025	07/01/2025
736246423	XXXX	XXXX	XXXX	2
[2] Payoff has been requested within the last 60 days

[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs

[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs

LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in regarding the late notice and servicer advised borrower is past due and owes late charges.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  Comment dated XX/XX/XXXX indicates bankruptcy was terminated on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Comment dated XX/XX/XXXX indicates claim funds was disbursed for damage. Comment dated XX/XX/XXXX indicates there is evidence of XXX damage and XXX. No evidence of repair or 100% inspection done.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	08/08/2025
736244699	XXXX	XXXX	XXXX	3
[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair

[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair

LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Servicer call borrower to discuss the account borrower stated will send money gram payment today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  As per comment dated XX/XX/XXXXborrower reported property damage due to XXX and XXX on XX/XX/XXXX. As per comment dated XX/XX/XXXX claim was filed. As per comment dated XX/XX/XXXX claim was denied and denial letter was send. However no evidence of damage being repaired or 100% inspection done.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	08/09/2025
736244707	XXXX	XXXX	XXXX	2	[2] Property is located in a XXX disaster area.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called and advise waiting for TSF information to be updated as unable to confirm anything on the account but will callback on XXX. Borrower also sent final modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Comment dated XX/XX/XXXX, indicated the property is in XXX disaster area due to XXX( XXX) with disaster declared on XX/XX/XXXX. No Damages were reported.
							05/31/2025	08/13/2025
736244802	XXXX	XXXX	XXXX	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in regarding to advise that someone come into the house to take pictures on behalf of advice last inspection from XXX and property occuipied.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  As per comment XX/XX/XXXX the property was damage with the date of loss XX/XX/XXXX due to XXX. and on XX/XX/XXXX claim was denied and no evidence for 100% inspection and repairs are completed.  The damage repair amount is estimated at $X.XX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	08/01/2025
736244873	XXXX	XXXX	XXXX	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called and stated borrower hasn't received any feedback in regard to claim that was filed servicer advised that note on XX/XX/XXXX regards to denial letter and call transferred for next step.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  As per comment dated XX/XX/XXXX borrower confirmed status of claim and submitted new claim on comment dated XX/XX/XXXX indicates repairs not started and there is no evidence of 100% repair inspection.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	08/13/2025
736245228	XXXX	XXXX	XXXX	2	[2] Damaged Interior - Active insurance claim but unclear who holds funds or covered by bid [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Customer called in to request about repairs in XXX on XXX in house almost a year ago with insurance company.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Comment dated XX/XX/XXXX indicates that subject property had some XXX damage on XX/XX/XXXX and borrower filed a claim for that. Comment dated XX/XX/XXXX indicates that repairs are in process. Comment dated XX/XX/XXXX indicates that claim packet has been delivered by email however there was no indication of 100% repairs inspection completed on the subject property.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	08/14/2025
736245321	XXXX	XXXX	XXXX	2	[2] Property is located in a XXX disaster area.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in regarding scheduling a payment in the amount of $X.XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Comments on XX/XX/XXXX indicated the property is in a XXX disaster area due XXX declared on XX/XX/XXXX. No damages reported.
							05/31/2025	07/31/2025
736245324	XXXX	XXXX	XXXX	3	[3] Damaged Interior - Damage remains unresolved and no indication covered by insurance
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Servicer called borrower regarding possible property damage. Borrower confirmed the damage is minimal and they are not filing a claim. Servicer advised borrower that  will proceed to close this out.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  As per comment dated XX/XX/XXXX indicated there is possibility of property damage. As per comment dated XX/XX/XXXX borrower informed that there are minimal damage and are not filing claim. There is no indication of property damage is repair or 100% inspection.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	08/12/2025
736245343	XXXX	XXXX	XXXX	2	[2] Damaged Exterior - Active insurance claim but unclear who holds funds or covered by bid [2] Damaged Interior - Active insurance claim but unclear who holds funds or covered by bid
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in to ask if we accept the partial payments. Servicer advice as not. Borrower ask to schedule the payment. Also informed that they were impacted by the natural disaster and inform they have filed a claim and waiting for the adjuster appraisal of damage. Borrower inform the have XXX and XXX damage. Servicer open the task. Borrower made the payment in the amount of $X.XX. Servicer provide the tracking number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  As per the comment dated XX/XX/XXXX indicates property was damage due to natural disaster and they have XXX and XXX damages on property. Borrower stated they have filed the insurance claim and waiting for the adjuster's appraisal of the damage. No evidence of 100% inspection was completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	08/09/2025
736245400	XXXX	XXXX	XXXX	2	[2] Loan is in Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in regarding payment confirmation and the same has been successfully submitted and will debit on or after XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	08/14/2025
736246003	XXXX	XXXX	XXXX	2	[2] Currently Delinquent Mortgage [1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in to make a payment in the amount $X.XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  As per comment dated XX/XX/XXXX Bankruptcy XX Case XXX file closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  As per comment dated XX/XX/XXXX damage identified by XXX and date of loss XX/XX/XXXX. Borrower called and reported a new XXX loss to property on XX/XX/XXXX stated the XXX, XXX and XXX were damaged, loss created received $X.XX. On XX/XX/XXXX live check received amount $X.XX. There is no evidence of a 100% completed repair inspection.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	08/13/2025
736246373	XXXX	XXXX	XXXX	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in to make two payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
							05/31/2025	06/30/2025
736246390	XXXX	XXXX	XXXX	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called and the agent advised that XX payments of $X.XX were successfully submitted, scheduled to debit on or after XX/XX/XXXX and XX/XX/XXXX respectively, with tracking numbers XXX and XXX; no posting to other loans by SSN/EIN was required.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	08/12/2025
736246391	XXXX	XXXX	XXXX	2	[2] Legal Description Issue - Mortgage contained incorrect legal and actions are pending to complete a reformation action
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in and requested for reinstatement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  On XX/XX/XXXX shows that there is title issue found. There is legal description issue found. On XX/XX/XXXX indicated that title claim was denied. Title issue cleared at the judgment.  There was no mention of action to be taken to resolve the lien and there was no evidence of satisfaction.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	03/04/2025
736246394	XXXX	XXXX	XXXX	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in regarding re-instatement letter with good through XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Comment dated XX/XX/XXXX there was partial damage property. On XX/XX/XXXX Borrower stated XXX destroyed XXX. No other information provided related to damage. There was no claim filed. There is no indication of 100% inspection completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	03/03/2025
736246396	XXXX	XXXX	XXXX	3	[3] Title Issue -: Senior Liens
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Servicer called borrower to schedule a payment was already scheduled for XXX. Borrower scheduled a payment for XXX and informed will send a letter informing loss mitigation no longer needed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  As per comment dated XX/XX/XXXX indicates there was a title issue due to prior mortgage  but details of the prior mortgage was not provided.  There was no mention of actions to be taken to resolve the prior mortgage and there is no evidence of resolved.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
							05/31/2025	02/26/2025
736246412	XXXX	XXXX	XXXX	3	[3] Damaged Interior - Damage remains unresolved and no indication covered by insurance
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in to make a mortgage payment and explained the amount due in the amount of $X.XX to being account current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Comment dated XX/XX/XXXX indicates a there was a damage to the property. There was no indication of 100% inspection were completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	06/30/2025
736246444	XXXX	XXXX	XXXX	2	[2] Loan is in Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Authorized party called in to make payment for $X.XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	08/14/2025
736246446	XXXX	XXXX	XXXX	2	[2] Loan is in Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Servicer contacted authorized third party to follow up on homeowner insurance premium that has not paid.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is performing under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	08/14/2025
736246453	XXXX	XXXX	XXXX	2	[2] Damaged Interior - Active insurance claim but unclear who holds funds or covered by bid
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in regarding flood is needed. Borrower verified flood policy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  As per comment dated XX/XX/XXXX damage identified by XXX. On XX/XX/XXXX insurance claim for XXX damage, $X.XX check made payable. There is no evidence of a 100% completed repair inspection.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	08/07/2025
736246488	XXXX	XXXX	XXXX	2	[2] Loan is in Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
							05/31/2025	08/14/2025